GENERAL AND ADMINISTRATION	12 Months Ended
Dec. 31, 2025
GENERAL AND ADMINISTRATION
GENERAL AND ADMINISTRATION

21.   GENERAL AND ADMINISTRATION

	Years ended December 31,
	2025 $	2024 $
General and administration	31,382	31,644
Salaries, wages and benefits	34,494	24,414
Workers' participation	544	587
	66,420	56,645
Share-based payments	31,320	11,442
General and administration	97,740	68,087